Commitments, contingencies and guarantees - Maturity Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 6,087,709	¥ 7,961,476
Maximum potential payout /Notional total	[1],[2]	251,410,334	253,243,082
Derivative contracts [Member] | Less than 1 year,Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		106,931,084
Derivative contracts [Member] | 1 to 3 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		59,569,827
Derivative contracts [Member] | 3 to 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		24,410,070
Derivative contracts [Member] | More than 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		60,499,353
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	274	291
Maximum potential payout /Notional total	[3]	9,227	¥ 9,494
Standby letters of credit and other guarantees [Member] | Less than 1 year,Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		12
Standby letters of credit and other guarantees [Member] | 1 to 3 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		¥ 7
Standby letters of credit and other guarantees [Member] | 3 to 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total
Standby letters of credit and other guarantees [Member] | More than 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		¥ 9,208

[1]	Credit derivatives are disclosed in Note 3. "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees was \7,041 million and \7,030 million as of March 31, 2015 and September 30, 2015, respectively.